Subsequent Event (Additional Information) (Detail) - USD ($)	Jan. 08, 2025	Jan. 03, 2025	Dec. 31, 2024	Jan. 07, 2025	Dec. 31, 2023
Subsequent Event [Line Items]
Class Of Warrant Or Righst Exercisable Term After Issuance			seven
Preferred Stock, Par or Stated Value Per Share			$ 0.001		$ 0.001
Closing Date Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			5,625,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.8
Delayed Draw Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			1,406,250
Registration Rights Agreement [Member] | Subsequent Event
Subsequent Event [Line Items]
Description of Registration And Filing Requirements		The Company is required to prepare and file an initial registration statement with the SEC as soon as reasonably practicable, but in no event later than 60 days after the closing of the Private Placement, and to use best efforts to have the registration statement declared effective within 50 days after the filing of the initial registration statement with the SEC, subject to the approval of the conversion of the Series A Preferred Stock being received at the Company’s special meeting of stockholders.
Series A Preferred Stock [Member] | Subsequent Event
Subsequent Event [Line Items]
Conversion of Stock, Description		From the date that is six months following the date of the first issuance of the Series A Preferred Stock (the Six Month Date) until receipt of stockholder approval of the conversion of the Series A Preferred Stock into shares of common stock in accordance with Nasdaq Stock Market Rules
Preferred Stock, Dividend Rate, Percentage		8.00%
Preferred Stock, Dividend Payment Rate, Variable		2
Series A Preferred Stock [Member] | Private Placement [Member] | Securities Purchase Agreements [Member] | Subsequent Event
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	843,908	863,340
Sale of Stock, Price Per Share	$ 200	$ 200
Preferred Stock, Convertible, Conversion Price				$ 0.8
Proceeds from Issuance of Private Placement	$ 168,800,000
Preferred Stock, Par or Stated Value Per Share		$ 0.001
Series A Preferred Stock [Member] | Private Placement [Member] | Additional Securities Purchase Agreements [Member] | Subsequent Event
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	19,432
Proceeds from Issuance of Private Placement	$ 3,900,000
Senior Secured Credit Facility [Member] | Subsequent Event
Subsequent Event [Line Items]
Line of Credit Facility, Interest Rate During Period	4.00%
Line of Credit Facility, Expiration Period	5 years
Senior Secured Credit Facility [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Subsequent Event
Subsequent Event [Line Items]
Line of Credit Facility, Interest Rate During Period	8.00%
Senior Secured Credit Facility [Member] | Kind And Added To The Principal Amount [Member] | Subsequent Event
Subsequent Event [Line Items]
Line of Credit Facility, Interest Rate During Period	1.50%
Senior Secured Credit Facility [Member] | Perceptive Credit Agreement [Member] | Subsequent Event
Subsequent Event [Line Items]
Line of credit, maximum borrowing capacity		$ 125,000,000
Line Of Credit Facility Extended Borrowing Capacity		125,000,000
Line of Credit Facility, Fair Value of Amount Outstanding	$ 200,000,000
Line Of Credit Facility Termination Fees		$ 1,000,000
Line of Credit Facility, Frequency of Payment and Payment Terms		The Company may voluntarily prepay the outstanding Loans, subject to a prepayment premium of (i) 10.0% of the principal amount of the prepaid Loans, if prepaid prior to or on the first anniversary of the Closing Date, (ii) 8.0% of the principal amount of the prepaid Loans, if prepaid after the first anniversary of the Closing Date through and including the second anniversary of the Closing Date, (iii) 4.0% of the principal amount of the prepaid Loans, if prepaid after the second anniversary of the Closing Date through and including the third anniversary of the Closing Date, (iv) 2.0% of the principal amount of the prepaid Loans, if prepaid after the third anniversary of the Closing Date through and including the fourth anniversary of the Closing Date, and (v) 0.00% of the principal amount of the prepaid Loans, if prepaid after the fourth anniversary of the Closing Date
Line of Credit Facility, Covenant Terms		The Company has also agreed to certain financial covenants that require the Company to (i) maintain a minimum cash balance of at least $10.0 million in accounts subject to control agreements in favor of Agent, and (ii) achieve certain trailing twelve-month net revenue targets as set forth in the Perceptive Credit Agreement
Line of Credit Facility, Covenant Compliance		Upon the occurrence and for the duration of an event of default, an additional default interest rate equal to 4.0% per annum will apply to all obligations owed under the Perceptive Credit Agreement.
Senior Secured Credit Facility [Member] | Perceptive Credit Agreement [Member] | Subsequent Event | Initial Terms Loan [Member]
Subsequent Event [Line Items]
Line of credit, maximum borrowing capacity		$ 100,000,000
Senior Secured Credit Facility [Member] | Perceptive Credit Agreement [Member] | Delayed Draw Warrant [Member] | Subsequent Event
Subsequent Event [Line Items]
Line of credit, maximum borrowing capacity		25,000,000
Initial Term Loan [Member] | Perceptive Credit Agreement [Member] | Subsequent Event
Subsequent Event [Line Items]
Proceeds from Lines of Credit	$ 100,000,000
Delayed Draw Loan [Member]
Subsequent Event [Line Items]
Description Of Warrant Exercise Price			exercise price equal to the average closing price of the Company’s Common Stock for the 5 trading days immediately preceding the issuance date of the Delayed Draw Warrant.
Delayed Draw Loan [Member] | Perceptive Credit Agreement [Member] | Subsequent Event
Subsequent Event [Line Items]
Line Of Credit Facility Termination Fees		$ 250,000